Schedule of Geographical Information (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Total Interest Income	$ 22,404	$ 173,536	$ 270,626	$ 12,027	$ 20,000
Total Geographical Non-Current Assets	105,741,501		103,767,318	102,600,889
AUSTRALIA
Disclosure of operating segments [line items]
Total Interest Income	22,404	173,290	270,381	7,397	20,000
Total Geographical Non-Current Assets	383,305		511,073	1,470,024
CANADA
Disclosure of operating segments [line items]
Total Interest Income
Total Geographical Non-Current Assets			7,104,167	16,767,507
UNITED STATES
Disclosure of operating segments [line items]
Total Interest Income		$ 246	245	4,630
Total Geographical Non-Current Assets	$ 105,358,196		$ 96,152,078	$ 84,363,356